CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Research and development expenses, net	$ 10,008	$ 10,474	$ 7,618
General and administrative expenses	3,924	3,595	3,445
Operating loss	13,932	14,069	11,063
Finance income, net	86	233	473
Loss before income tax	13,846	13,836	10,590
Taxes on income			(1)
Net loss	13,846	13,836	10,589
Other comprehensive loss:
Change in fair value of cash flow hedge		(13)	13
Comprehensive loss	$ 13,846	$ 13,823	$ 10,602
Loss per share:
Net loss per ordinary share - basic and diluted	$ 0.46	$ 1.73	$ 2.61
Weighted average number of ordinary shares outstanding - basic and diluted	30,351,368	7,986,059	4,058,005